Notes to the consolidated statements of income (Tables)	6 Months Ended
Jun. 30, 2018
Notes to the consolidated statements of income
Disclosure of earnings per share [text block]
Reconciliation of Basic and Diluted Earnings per Share
in € THOUS, except share and per share data
	For the three months ended June 30,		For the six months ended June 30,

	2018	2017	2018	2017
Numerator:
Net income attributable to shareholders of FMC-AG & Co. KGaA	993.981	268.685	1.272.536	576.860

Denominators:
Weighted average number of shares outstanding	306.355.571	306.523.865	306.404.051	306.383.373
Potentially dilutive shares	927.226	712.296	946.366	589.057

Basic earnings per share	3,24	0,88	4,15	1,88
Fully diluted earnings per share	3,23	0,87	4,14	1,88

Disclosure of Revenue
Revenue
in € THOUS

	For the three months ended June 30, 2018			For the six months ended June 30, 2018
	Revenue from contracts with customers (IFRS 15)	Other revenue	Total	Revenue from contracts with customers (IFRS 15)	Other revenue	Total

Health care services	3.334.770	50.037	3.384.807	6.490.307	103.295	6.593.602
Dialysis services	2.806.544	-	2.806.544	5.454.837	-	5.454.837
Care Coordination	528.226	50.037	578.263	1.035.470	103.295	1.138.765

Health care products	801.202	27.696	828.898	1.550.300	45.432	1.595.732
Dialysis products	782.304	27.696	810.000	1.512.260	45.432	1.557.692
Non-dialysis products	18.898	-	18.898	38.040	-	38.040
Total	4.135.972	77.733	4.213.705	8.040.607	148.727	8.189.334

Treasury Shares [Table Text Block]
Treasury Stock

Period	Average price paid per share	Total number of shares purchased and retired as part of publicly announced plans or programs	Total value of shares (1)
	in €		in € THOUS
Purchase of Treasury Stock
May 2013	52,96	1.078.255	57.107
June 2013	53,05	2.502.552	132.769
July 2013	49,42	2.972.770	146.916
August 2013	48,40	995.374	48.174
Repurchased Treasury Stock	51,00	7.548.951	384.966

Retirement of repurchased Treasury Stock
February 2016	51,00	6.549.000	333.973

Purchase of Treasury Stock
December 2017	87,79	660.000	57.938
May/June 2018	86,37	431.000	37.221

Total	69,90	2.090.951	146.152

(1) The value of shares repurchased in 2013, 2017 and 2018 is inclusive of fees (net of taxes) paid in the amount of approximately €81, €12 and €8, respectively, for services rendered.